Fair Value Measurements (Schedule of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Marketable securities	$ 1,634	$ 1,634
Derivative liabilities, net	(28,332)
Level 2 [Member]
Marketable securities	1,634	1,634
Derivative liabilities, net	1,546
Level 3 [Member]
Marketable securities
Derivative liabilities, net	(29,878)
Foreign Exchange Future [Member]
Derivative assets, net	946
Derivative liabilities, net	(1,222)
Foreign Exchange Future [Member] | Level 2 [Member]
Derivative assets, net	946
Derivative liabilities, net	(1,222)
Foreign Exchange Future [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Foreign Exchange Future Two [Member]
Derivative assets, net	188
Foreign Exchange Future Two [Member] | Level 2 [Member]
Derivative assets, net	188
Foreign Exchange Future Two [Member] | Level 3 [Member]
Derivative assets, net
Earn Out Obligations [Member]
Derivative liabilities, net	(29,878)
Earn Out Obligations [Member] | Level 2 [Member]
Derivative liabilities, net
Earn Out Obligations [Member] | Level 3 [Member]
Derivative liabilities, net	$ (29,878)